Revenue (Tables)	9 Months Ended
Sep. 30, 2022
Revenue [Abstract]
Schedule of revenue disaggregated by geography
	Nine months ended September 30,
	2022		2021
	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by geography:
USA	$80	2.4%	$29	1.7%
Sweden	1,224	36.4%	757	43.7%
Germany	243	7.2%	318	18.4%
China	1,476	43.9%	447	25.8%
Hong Kong	-	-	35	2.0%
Italy	124	3.7%	-	-
Israel	31	0.8%	34	2.0%
Switzerland	190	5.6%	53	3.0%
Other	-	-	58	3.4%
Total revenue	$3,368	100%	$1,729	100%